Details of Income Statement Items (Financing Income and Expenses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financing income:
Net gain from changes in exchange rates	$ 0	$ 37	$ 139
Financing income in relation to employee benefits	1	7	44
Interest income from banks and others	40	47	31
Net gain from change in fair value of derivative designated as economic hedge	0	0	0
Net gain from change in fair value of derivative designated as cash flow hedge	0	0	0
Finance income	41	91	214
Financing expenses:
Net loss from change in fair value of derivative designated as economic hedge	3	54	98
Net loss from change in fair value of derivative designated as cash flow hedge	10	25	77
Interest expenses to banks and others	153	167	148
Financing expenses in relation to employees' benefits	13	13	7
Banks and finance institutions commissions (mainly commission on early repayment of loans)	5	7	7
Net loss from changes in exchange rates	4	0	0
Financing expenses	188	266	337
Net of borrowing costs capitalized	7	7	10
Finance expenses	181	259	327
Net financing expenses recorded in the income statements	$ 140	$ 168	$ 113